Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

22.Leases

The statement of financial position shows the following amounts relating to leases:

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2022	2021	2020
Right-of-use assets
Buildings	$10,867	$9,688	$7,677
Vehicles	1,835	1,664	1,513
Equipment	196	230	264
	$12,897	$11,583	$9,454

Lease liabilities
Current	$3,417	$3,509	$3,476
Non-current	9,009	7,956	6,181
	$12,426	$11,465	$9,657

Additions to the right-of-use assets amounted to $4.2 million for the year ended December 31, 2022.

The table below shows a maturity analysis of the lease liabilities as on December 31, 2022:

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$3,408	$4,784	$3,043	$1,167	$12,402	$12,426

The consolidated statements of profit or loss and the consolidated statements of other comprehensive income shows the following amounts relating to leases:

	Year Ended
	December 31,
In thousands of $	2022	2021	2020
Depreciation charges
Buildings	$2,179	$2,714	$2,262
Vehicles	735	651	441
Equipment	35	34	32
	$2,949	$3,399	$2,735

Interest expense (included in finance cost)	$1,343	$412	$201
Expense relating to short-term leases	732	212	264
Expense relating to leases of low-value assets that are not shown above as short-term leases	21	7	6

The total cash outflow for leases in 2022, 2021 and 2020 was $4.2 million, $4.5 million and $3.0 million respectively.

The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.